Lease liabilities	12 Months Ended
Dec. 31, 2025
Lease liabilities
Lease liabilities

18Lease liabilities

The balance sheet shows the following amounts relating to lease liabilities:

	December 31,	December 31,
	2025	2024
	£ 000	£ 000
Long term lease liabilities	2,309	1,620
Current lease liabilities	896	581
Total lease liabilities	3,205	2,201

Lease payments have been discounted using the Company’s incremental borrowing rate of 10 percent.

Lease liabilities maturity analysis

A maturity analysis of lease liabilities based on contractual undiscounted gross cash flow is reported below:

	December 31,	December 31,
	2025	2024
	£ 000	£ 000
Less than one year	1,121	705
Within 2 - 5 years	2,364	1,409
More than 5 years	326	496
Total lease liabilities (undiscounted)	3,811	2,610

18Lease liabilities (continued)

Total cash outflows related to leases

Total cash outflows related to leases are presented in the table below:

	December 31,	December 31,
	2025	2024
Payment	£ 000	£ 000
Right of use assets	1,037	771
Low value leases	—	—
Short term leases	54	63
Total cash outflow	1,091	834

A reconciliation of the lease creditors is shown below:

£ 000
As at January 1, 2024	2,620
Additions	196
Interest element of payments to lease creditors	(156)
Principal element of payments to lease creditors	(615)
Interest expense of leases	156
As at December 31, 2024	2,201
Additions	1,847
Interest element of payments to lease creditors	(194)
Principal element of payments to lease creditors	(843)
Interest expense of leases	194
As at December 31, 2025	3,205

Lease creditors relate to property in Bristol and Kemble, UK. The cost, depreciation charge and carrying value for the right-of-use asset is disclosed in note 12. The interest expense on lease liabilities is disclosed in note 8.